As filed with the Securities and Exchange Commission on or about April 21, 2022.

Registration Statement File No. 333-50410

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

☒    UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 34

and/or

REGISTRATION STATEMENT

☒    UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 241

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law
Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒          On    April 21, 2022     pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a) of Rule 485.

☐            On                            pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A and B

The Prospectus, dated May 1, 2021, as supplemented, and the Statement of Additional Information, dated May 1, 2021, are incorporated into Parts A and B of this Post-Effective Amendment No. 34 by reference to Registrant’s filing under Rule 485(b) as filed on April 28, 2021.

A supplement dated April 21, 2022 to the Prospectus is included in Part A of this Post-Effective Amendment No. 34.

Supplement dated April 21, 2022 to the Prospectuses

dated May 1, 2021, as supplemented

for:

Strategic Group Variable Universal Life®

Variable Universal Life II

Issued by Massachusetts Mutual Life Insurance Company

and to the Prospectuses dated May 1, 2021, for:

Variable Universal Life

Issued by Massachusetts Mutual Life Insurance Company in New York and California

and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement revises the above-referenced Prospectuses to reflect updates to the investment choices available through your policy/contract occurring on April 29, 2022:

Addition of New Fund

Beginning April 29, 2022, the Invesco V.I. Core Plus Bond Fund will be available as an investment choice through your policy/contract. The table below lists the fund’s adviser and the fund type. For more information about the new fund, please read the fund prospectus.

Fixed Income
Invesco V.I. Core Plus Bond Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A

Fund Merger

After the close of the New York Stock Exchange (“NYSE”) on April 29, 2022, the Invesco V.I. Core Bond Fund will merge into the Invesco V.I. Core Plus Bond Fund (the “Merger”).

After the close of the New York Stock Exchange on April 29, 2022, we will transfer policy/contract value allocated to the Invesco V.I. Core Bond Fund into the Invesco V.I. Core Plus Bond Fund. If you submit transaction requests (in good order) involving the Invesco V.I. Core Bond Fund before the close of the NYSE on April 29, 2022, we will process those requests prior to the Merger.

April 21, 2022	page 1 of 2	PS21-4

Once the Merger occurs, the Invesco V.I. Core Bond Fund will no longer be available as an investment choice. Additionally, once the Merger occurs, we will consider any reference to the Invesco V.I. Core Bond Fund in a written transaction request received in good order to be a reference to the Invesco V.I. Core Plus Bond Fund.

Impact on Automatic Programs and Purchase Payment Allocations. After April 29, 2022, if you have current automatic program elections and/or purchase payment instructions on file directing us to utilize the Invesco V.I. Core Bond Fund, we will replace the Invesco V.I. Core Bond Fund with the Invesco V.I. Core Plus Bond Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center:

Strategic Group Variable Universal Life® variable product	1-800-548-0073 8 a.m. - 5 p.m. Eastern Time
All other variable products	1-800-272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

April 21, 2022	page 2 of 2	PS21-4

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable

Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy *

	ii.	Form of Accelerated Death Benefit Rider *

	iii.	Form of Additional Insurance Rider *

	iv.	Form of Disability Benefit Rider *

	v.	Form of Guaranteed Insurability Rider *

	vi.	Form of Other Insured Rider *

	vii.	Form of Substitute of Insured Rider *

	viii.	Form of Waiver of Monthly Charges Rider *

Exhibit (e)	Form of Individual and Survivorship Life Insurance Application (rev 8/07) *

Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Reinsurance Contracts

	i.	BMA/Generali

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, June 1, 2002, October 9, 2003, March 19, 2004, September 1, 2006, July 1, 2008, December 31, 2008, and August 1, 2009

			i.	Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

			ii.	Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

iii.	Amendment effective May 1, 2001 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

iv.	Amendments effective June, 1, 2016, December 31, 2016, August 1, 2018, October 1, 2018, August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021

ii.	Munich American Reassurance Company

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) dated May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, June 1, 2002, March 19, 2004, July 1, 2006, September 1, 2006, July 1, 2008, December 31, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		i.	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

		ii.	Amendments effective May 1, 2001 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		iii.	Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		iv.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		v.	Amendment effective June 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021

		vi.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 27, 2021

		vii.	Amendment effective August 1, 2018 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 27, 2021

iii.	RGA Reinsurance Company/Allianz

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, May 1, 2001, January 1, 2002, June 1, 2002, March 19, 2004, June 1, 2004, July 1, 2004, December 31, 2005, January 1, 2006, September 1, 2006, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		i.	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

ii.

RGA Reinsurance Company/Allianz amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		iii.	Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iv.

Amendment effective August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410, under RGA Reinsurance Company/Allianz Reinsurance Agreement Amendments) filed April 28, 2014

		v.	Amendments effective May 1, 2001, October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		vi.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 27, 2021

		vii.	Amendment effective August 1, 2018 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 27, 2021

iv.	RGA Reinsurance Company

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, June 1, 2002, March 19, 2004, January 1, 2006, January 1, 2006, July 1, 2008, and December 31, 2008 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		i.	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

ii.

Amendments dated May 1, 2001, September 1, 2006, and January 1, 2009 – Incorporated by reference to the Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410, under RGA Reinsurance Company/Allianz Reinsurance Agreement Amendments) filed April 26, 2011

iii.

RGA Reinsurance Company/Allianz amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		iv.	Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		v.	Amendment effective August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

		vi.	Amendments effective May 1, 2001, October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		vii.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 27, 2021

		viii.	Amendment effective August 1, 2018 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 27, 2021

v.	SLD

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, June 1, 2002, November 20, 2003, March 19, 2004, January 19, 2005, June  20, 2005, September 1, 2006, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		i.	Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No.22 to Registration Statement File No. 333-50410 filed April 25, 2012

		ii.	Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		iii.	Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

		iv.	Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

		v.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021

		vi.	Amendment effective August 1, 2018 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 27, 2021

vi.	Scottish Re (U.S.) Inc.

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) dated January 19, 2005 and amendments dated January 19, 2005, January 19, 2005, January 19, 2005, September 1, 2006, July 1, 2008, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		i.	Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

		ii.	Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

		iii.	Amendment effective May 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement File No. 333-22557 filed April 28, 2020

vii.	Swiss Re Life & Health America Inc.

a.

Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, June 1, 2002, March 19, 2004, September 1, 2006, July 1, 2008, December 31, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		i.	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

		ii.	Amendment effective May 1, 2001 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		iii.	Amendments effective January 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		iv.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		v.	Amendments effective June 1, 2016, December 31, 2016, and August 1, 2018 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021

		vi.	Amendment effective December 29, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 27, 2021

b.

MM Modified Coinsurance Agreement (Massachusetts Mutual Life Insurance Company and Swiss Re Life & Health America Inc.) dated December 29, 2016 (Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on November 21, 2017) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

		i.	Amendment effective December 29, 2016 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021

		ii.	Amendment effective December 29, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 27, 2021

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

		a.	AIM Funds (Invesco Funds)

1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

i. Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii. Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii. Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv.   Amendment No. 4 dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

i. Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

b.	American Century Funds

1.

Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i.                  Amendment No. 1 dated and effective as of May 1, 1999 (MML Bay State Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii. Amendment No. 2 dated and effective as of September 1, 1999 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii. Amendment No. 3 dated and effective as of January 1, 2000 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iv. Amendment No. 4 dated and effective as of August 1, 2003 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

v. Amendment No. 5 effective as of November 1, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

vi. Amendment No. 6 effective as of March 1, 2011 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

vii. Amendment No. 7 effective July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

viii. Amendment No. 8 dated October 16, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

c.	American Funds® Funds

	1.	Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) *

i. Amendment No. 1 dated August 1, 2004 *

ii. Amendment No. 2 dated as of May 1, 2006 *

iii. Amendment No. 3 dated as of April 30, 2010 *

iv. Amendment No. 4 dated as of April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021

v. Amendment No. 5 dated as of April 30, 2010 *

	2.	Business Agreement dated March 7, 2003 (Massachusetts Mutual Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) *

i. First amendment effective May 1, 2013 *

ii. Second amendment dated as of September 1, 2014 *

d.	DWS Funds

1.	Participation Agreement made as of September 1, 1999 (BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) *

i. Amendment No. 1 dated February 1, 2000 *

ii. Amendment No. 2 dated January 16, 2001*

iii. Amendment No. 3 dated April 24, 2001*

iv. Amendment No. 4 dated January 16, 2001*

v. Amendment No. 5 dated August 1, 2004*

vi. Amendment No. 6 dated October 1, 2006 *

vii. Amendment No. 7 dated July 12, 2010*

e.	Fidelity® Funds

1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

i.     First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

ii.    Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

iii. Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv. Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i. First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

ii. Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

iii. Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iv.   Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i. Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

ii Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

iii Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021

f.	Franklin Templeton Funds

1.

Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i. Amendment effective April 15, 2001 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii. Amendment No. 2 effective May 1, 2003 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii. Amendment No. 3 effective June 5, 2007 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iv. Amendment No. 4 dated October 25, 2010 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

v. Addendum effective as of March 20, 2012 (with MML Distributors, LLC) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

vi. Amendment effective as of January 15, 2013 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

vii. Amendment No. 6 executed as of August 6, 2014 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

viii. Amendment No. 7 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

ix. Amendment No. 8 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021

2.

Administrative Services Agreement dated May 2, 2002 (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

i. Amendment No. 1 dated August 10, 2005 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

ii. Amendment No. 2 dated December 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

iii. Amendment No. 3 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

iv. Amendment No. 4 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

v. Amendment No. 5 executed October 4, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

g.	Goldman Sachs Funds

	1.	Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs &Co. and Massachusetts Mutual Life Insurance Company) *

i.	Amendment effective November 1, 1999 *

ii.	Amendment 2, effective May 1, 2000 *

iii.	Amendment 3 effective April 15, 2001 *

iv.	Amendment 4 effective May 1, 2003 *

v.	Amendment No. 5 effective April 6, 2011 *

vi.	Amendment No. 6 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017

vii.	Amendment No. 7 dated October 14, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on File No. 333-215823 filed April 28, 2021

2.

Service Agreement dated October 1, 2016 for Service Class Shares (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC, MML Distributors, LLC and MML Strategic Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

h.	Janus Aspen Funds (Institutional)

	1.	Participation Agreement dated August 30, 1999 (Janus Aspen Series and Massachusetts Mutual Life Insurance Company) *

i. Amendment effective April 15, 2001 *

ii. Amendment dated and effective May 1, 2011 *

i.	Janus Aspen Funds (Service)

	1.	Participation Agreement dated March 14, 2002 (Massachusetts Mutual Life Insurance Company and Janus Aspen Series) *

i. Amendment No. 1 effective April 1, 2003 *

ii. Amendment No. 2 effective August 1, 2004 *

iii. Amendment No. 3 effective May 1, 2011 *

	2.	Distribution and Shareholder Services Agreement dated as of March 14, 2002 (Janus Distributors, Inc. and Massachusetts Mutual Life Insurance Company) *

j.	MFS® Funds

1.

Amended and Restated Participation Agreement dated October 1, 2016 (MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, MFS® Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

i. First Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

2.

Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

k.	MML Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

ix.	Ninth Amendment dated June 2, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

l.	MML II Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

vi.	Six Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

xi.	Eleventh Amendment dated June 2, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

m.	T. Rowe Price Funds

1.

Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i.	Amendment effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii.	Amendment effective May 1, 2006 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii.	Amendment effective January 7, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iv.	Amendment effective March 21, 2013 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

v.	Amendment effective September 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

vi.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

vii.	Variable Insurance Funds NSCC Services Supplement dated December 4, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

a.	AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020

b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

c.	American Funds Service Company effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

1.	Amendment No. 1 dated August 22, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d	DWS Scudder Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) *

e.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.	Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

g.	Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

h.	Janus Aspen Series effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) *

i	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

j.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

k.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

l.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

1.	Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post- Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

2.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

• Company Financial Statements
• Separate Account Financial Statements

– Incorporated by reference to Post-Effective Amendment No.33 to Registration Statement No. 333-50410 filed April 28, 2021

	ii. a.	Powers of Attorney for:

• Roger W. Crandall
• Mark T. Bertolini
• Kathleen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Jeffrey H. Leiden
• Sean Newth
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

b.	Powers of Attorney for:

• Bernard A. Harris, Jr.
• Michelle K. Lee

– Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 333-22557 on or about April 21, 2022

iii.	Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 1, 2022, describing Massachusetts Mutual Life Insurance Company issuance, transfer,and redemption procedures for the Policy *

*                 filed herewith

Item 31.             Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director
1295 State Street B101	49 Cross Ridge Road
Springfield, MA 01111	New Canaan, CT 06840

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
PO Box 20917	1340 Smith Avenue, Suite 200	8030 Acoma Lane
700 Columbus Avenue	Baltimore, MD 21209	Dallas, TX 75252
New York, NY 10025

Jeffrey M. Leiden, Director	Laura J. Sen, Director	William T. Spitz, Director
15 North Beach Road	95 Pembroke Street, Unit 1	16 Wynstone
Hobe Sound, FL 33455	Boston, MA 02118	Nashville, TN 37215

H. Todd Stitzer, Lead Director	Bernard A. Harris, Jr.	Michelle K. Lee
1312 Casey Key Road	3333 Allen Parkway, #1709	19952 Moran Lane
Nokomis, FL 34275	Houston, Texas 77019	Saratoga, CA 95070

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Timothy Corbett, Chief Investment Officer
1295 State Street B101	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer	Gareth F. Ross, Head of Enterprise Technology & Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 32.           Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated by reference to Item 32 on Form N-6 in Post-Effective Amendment No. 32 to Registration Statement File No. 333-22557 filed on or about April 21, 2022

Item 33.           Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 34.           Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

Wendy Benson	Director and President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Sean Newth	Director	*

John Vaccaro	Director, Chief Executive Officer and Chairman of the Board	*

William F. Monroe, Jr.	Vice President and Chief Product & Services Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277

Nathan Hall	Chief Financial Officer and Treasurer	*

Robert Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Courtney Reid	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Michael Gilliland	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

Anthony Frogameni	Chief Privacy Officer	*

Vaughn Bowman	Vice President	*

Brian Foley	Vice President	*

Daken Vanderburg	Vice President	*

Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd. Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277

Edward K. Duch, III	Assistant Secretary	*

Amy Francella	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Pablo Cabrera	Assistant Treasurer	*

Jeffrey Sajdak	Assistant Treasurer	*

Julieta Sinisgalli	Assistant Treasurer	*

Kevin Lacomb	Assistant Treasurer	*

Mary Helmlinger	Continuing Education Officer	*

Mario Morton	Registration Manager	*

Kelly Pirrotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Michelle Pedigo	Regional Vice President	*

Lee Zuber	Regional Vice President	*

*	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Dominic Blue	Director and Chairman of the Board	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Matthew DiGangi	Director and Chief Executive Officer and President	*

Sean Newth	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

James P. Puhala	Vice President and Chief Compliance Officer	*

Vincent Baggetta	Chief Risk Officer	*

Paul LaPiana	Vice President	*

Lisa Todd	Vice President	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Pablo Cabrera	Assistant Treasurer	*

Jeffrey Sajdak	Assistant Treasurer	*

Julieta Sinisgalli	Assistant Treasurer	*

Mario Morton	Registration Manager	*

Kelly Pirrotta	AML Compliance Officer	*

*	1295 State Street, Springfield, MA 01111-0001

(c)          Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 35.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 36.	Management Services

Not Applicable

Item 37.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Variable Universal Life II (“VUL II”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington and the state of North Carolina, on this 18th day of April, 2022.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer (principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 18, 2022
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 18, 2022
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 18, 2022
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 18, 2022
Mark T. Bertolini

KATHLEEN A. CORBET *	Director	April 18, 2022
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 18, 2022
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 18, 2022
Isabella D. Goren

BERNARD A. HARRIS, JR. *	Director	April 18, 2022
Bernard A. Harris, Jr.

MICHELLE K. LEE *	Director	April 18, 2022
Michelle K. Lee

JEFFREY M. LEIDEN *	Director	April 18, 2022
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 18, 2022
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 18, 2022
William T. Spitz

H. TODD STITZER *	Director	April 18, 2022
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 30.	Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy
Item 30.	Exhibit (d)	ii.	Form of Accelerated Death Benefit Rider
Item 30.	Exhibit (d)	iii.	Form of Additional Insurance Rider
Item 30.	Exhibit (d)	iv.	Form of Disability Benefit Rider
Item 30.	Exhibit (d)	v.	Form of Guaranteed Insurability Rider
Item 30.	Exhibit (d)	vi.	Form of Other Insured Rider
Item 30.	Exhibit (d)	vii.	Form of Substitute of Insured Rider
Item 30.	Exhibit (d)	viii.	Form of Waiver of Monthly Charges Rider
Item 30.	Exhibit (e)	Form of Individual and Survivorship Life Insurance Application (rev 8/07)
Item 30.	Exhibit (h)	i.	c.	1.	American Funds Participation Agreement dated as of March 7, 2003
Item 30.	Exhibit (h)	i.	c.	1.	i.	American Funds Amendment No. 1 to Participation Agreement dated August 1, 2004
Item 30.	Exhibit (h)	i.	c.	1.	ii.	American Funds Amendment No. 2 to Participation Agreement dated as of May 1, 2006
Item 30.	Exhibit (h)	i.	c.	1.	iii.	American Funds Amendment No. 3 to Participation Agreement dated as of April 30, 2010
Item 30.	Exhibit (h)	i.	c.	1.	v.	American Funds Amendment No. 5 to Participation Agreement dated as of April 30, 2010
Item 30.	Exhibit (h)	i.	c.	2.	American Funds Distributors, Inc. and Capital Research and Management Company Business Agreement dated March 7, 2003
Item 30.	Exhibit (h)	i.	c.	2.	i.	American Funds First Amendment to Business Agreement effective May 1, 2013
Item 30.	Exhibit (h)	i.	c.	2.	ii.	American Funds Second Amendment to Business Agreement dated as of September 1, 2014
Item 30.	Exhibit (h)		d.	1.	DWS Participation Agreement made as of September 1, 1999
Item 30.	Exhibit (h)		d.	1.	i.	DWS Amendment No. 1 dated February 1, 2000
Item 30.	Exhibit (h)		d.	1.	ii.	DWS Amendment No. 2 dated January 16, 2001
Item 30.	Exhibit (h)		d.	1.	iii.	DWS Amendment No. 3, dated April 24, 2001
Item 30.	Exhibit (h)		d.	1.	iv.	DWS Amendment No. 4 dated January 16, 2001
Item 30.	Exhibit (h)		d.	1.	v.	DWS Amendment No. 5 dated August 1, 2004
Item 30.	Exhibit (h)		d.	1.	vi.	DWS Amendment No. 6 dated October 1, 2006
Item 30.	Exhibit (h)		d.	1.	vii.	DWS Amendment No. 7 dated July 12, 2010
Item 30.	Exhibit (h)		g.	1.	Participation Agreement dated October 23, 1998
Item 30.	Exhibit (h)		g.	1.	i.	Amendment effective November 1, 1999
Item 30.	Exhibit (h)		g.	1.	ii.	Amendment 2, effective May 1, 2000
Item 30.	Exhibit (h)		g.	1.	iii.	Amendment 3 effective April 15, 2001
Item 30.	Exhibit (h)		g.	1.	iv.	Amendment 4 effective May 1, 2003
Item 30.	Exhibit (h)		g.	1.	v.	Amendment No. 5 effective April 6, 2011
Item 30.	Exhibit (h)		h.	1.	Janus Aspen Funds dated August 30, 1999
Item 30.	Exhibit (h)		h.	i.	Janus Aspen Funds Amendment to Participation Agreement effective April 15, 2001
Item 30.	Exhibit (h)		h.	ii.	Janus Aspen Funds Amendment to Participation Agreement dated and effective May 1, 2011
Item 30.	Exhibit (h)		i.	1.	Janus Aspen Funds (Service) Participation Agreement dated March 14, 2002
Item 30.	Exhibit (h)		i.	1	i.	Janus Aspen Funds (Service) Amendment No. 1 effective April 1, 2003
Item 30.	Exhibit (h)		i.	1.	ii.	Janus Aspen Funds (Service) Amendment No. 2 effective August 1, 2004
Item 30.	Exhibit (h)		i	1.	iii.	Janus Aspen Funds (Service) Amendment No. 3 effective May 1, 2011
Item 30.	Exhibit (h)		i.	2.	Distribution and Shareholder Services Agreement dated as of March 14, 2002
Item 30.	Exhibit (h)	ii.	d.		DWS Scudder Distributors, Inc. effective October 16, 2007
Item 30.	Exhibit (h)	ii.	h.	Janus Aspen Series effective October 16, 2007
Item 30.	Exhibit (k)	Opinion and Consent of Counsel
Item 30.	Exhibit (q)	SEC Procedures Memorandum dated April 1, 2022